Segment Information - Schedule of Reconciliation Between Business Operating Income for the Segments and Income Before Tax and Investments Accounted for Using the Equity Method (Details) - EUR (€)
€ in Millions
		6 Months Ended		12 Months Ended
	May 29, 2020	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of operating segments [Line Items]
Net income attributable to non-controlling interests		€ 20	€ 15	€ 31
Fair value remeasurement of contingent consideration		54	190	238
Restructuring costs and similar items		(758)	(747)	(1,062)
Other gains and losses, and litigation		136	317	327
Gain on Regeneron investment arising from transaction of May 29, 2020		7,382	0	0
Operating income		10,108	1,112	3,125
Financial expenses		(198)	(244)	(444)
Financial income		31	94	141
Income before tax and investments accounted for using the equity method		€ 9,941	962	2,822
Regeneron
Disclosure of operating segments [Line Items]
Gain on Regeneron investment arising from transaction of May 29, 2020	€ 7,382
Sale of stock, number of shares issued in transaction (in shares)	22,800,000
Non-current financial assets, number of shares (in shares)	400,000	279,766
Regeneron | Public Offering
Disclosure of operating segments [Line Items]
Sale of stock, number of shares issued in transaction (in shares)	13,000,000
Regeneron | Private Placement | Regeneron Pharmaceuticals, Inc
Disclosure of operating segments [Line Items]
Regeneron ordinary shares sold to regeneron	9,800,000
Operating segments
Disclosure of operating segments [Line Items]
Business operating income		€ 4,683	4,306	9,349
Operating segments | Regeneron
Disclosure of operating segments [Line Items]
Business operating income			159	411
Material reconciling items
Disclosure of operating segments [Line Items]
Share of profit (loss) of associates and joint ventures accounted for using equity method		(11)	(10)	(9)
Net income attributable to non-controlling interests		21	15	35
Amortization and impairment of intangible assets		(1,206)	(2,956)	(5,750)
Fair value remeasurement of contingent consideration		54	190	238
Expenses arising from the impact of acquisitions on inventories		(36)	(3)	(3)
Restructuring costs and similar items		(758)	(747)	(1,062)
Other gains and losses, and litigation		136	317	327
Gain on Regeneron investment arising from transaction of May 29, 2020		€ 7,225	€ 0	€ 0